Investment and return - Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]	Dec. 31, 2022	[1]
Investment And Return [Abstract]
Cash and cash equivalents per balance sheet	€ 3,941	€ 6,136
Less: Bank overdrafts	(65)	(180)
Add: Cash and cash equivalents included in assets held for sale	0	0
Less: Bank overdraft included in liabilities held for sale	(6)	(6)
Cash and cash equivalents per cash flow statement	€ 3,870	€ 5,950	[1]	€ 4,045		€ 4,225

[1]	The 2024 and 2023 comparatives have been re-presented to reflect the demerger of our Ice Cream business (see note 21).